Acquisition - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities (Details) - Discontinued Operations [Member] ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Line Items]
Cash acquired	¥ 212
Prepaid expenses and other current assets	104
Property and equipment, net	270
Goodwill	9,686
Total assets	10,272
Current liabilities	303
Non-current liabilities	3,165
Total liabilities	3,468
10% Equity Value with non-controlling interests	(288)
Total consideration	¥ 7,092